Capital - Summary of Historical Changes in the Share Capital of the Company (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance	€ 129,923,000	€ 242,849,000	€ 322,076,000
Ending balance	€ 121,286,000	129,923,000	242,849,000
Ending balance	30,157,777
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	€ 2,499,000	2,465,000	2,421,000
Ending balance	€ 3,016,000	€ 2,499,000	€ 2,465,000
Beginning balance	24,990,822	24,648,828	24,205,129
Ending balance	30,157,777	24,990,822	24,648,828
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	€ 406,709,000	€ 405,882,000	€ 403,910,000
Ending balance	539,292,000	406,709,000	405,882,000
2/16/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			471,100
4/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			10,200
4/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			(10,200)
5/27/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			200
5/27/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			7,500
6/3/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			15,600
6/3/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			(15,600)
6/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			6,000
6/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			301,200
6/10/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
6/10/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			176,000
7/18/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2,000
7/18/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			100,700
8/4/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,000
8/4/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			50,400
8/24/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			700
8/24/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			37,100
8/30/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
8/30/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
8/31/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
8/31/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/1/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/1/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/2/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/2/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/5/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/5/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/8/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/8/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/9/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/9/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/12/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
9/12/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			66,200
9/12/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			500
9/12/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			23,100
11/25/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			600
11/25/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			30,200
1/5/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			600
1/5/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			32,700
8/21/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			€ 106,000
02/03/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		2,000
02/03/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		100,700
05/16/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		4,000
05/16/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		170,700
07/12/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		200
07/12/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		8,300
08/04/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		100
08/04/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		64,600
09/14/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,600
09/14/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		208,200
Issue of share subscription warrants		53,100
09/29/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		100
09/29/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		4,000
09/30/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		23,100
09/30/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		(23,100)
10/02/2017 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		100
10/02/2017 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		4,000
12/15/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		1,100
12/15/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		(1,100)
02/09/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants		€ 237,400
Share Capital Issued On 1/8/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	700
Share Capital Issued On 1/8/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	52,300
Share capital issued on 1/9/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	500
Share capital issued on 1/9/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	25,200
Share capital issued on 1/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	2,000
Share capital issued on 1/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	100,400
Share capital issued on 1/18/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	12,900
Share capital issued on 1/18/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	963,600
Share capital issued on 1/30/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	1,300
Share capital issued on 1/30/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	97,100
Share capital issued on 1/31/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	2,000
Share capital issued on 1/31/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	149,400
Share capital issued on 2/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	23,800
Share capital issued on 2/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(23,800)
Share capital issued on 3/13/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	23,800
Share capital issued on 3/13/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(23,800)
Share capital issued on 3/23/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	352,800
Share capital issued on 3/23/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	122,095,500
Share capital issued on 3/26/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	52,900
Share capital issued on 3/26/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	18,314,300
Share capital issued on 4/5/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	1,200
Share capital issued on 4/5/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	91,900
Share capital issued on 4/6/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	5,800
Share capital issued on 4/6/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(5,800)
Share capital issued on April six two thousand and eighteen one [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	1,400
Share capital issued on April six two thousand and eighteen one [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	105,600
Share capital issued on 4/9/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	400
Share capital issued on 4/9/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	26,600
Share capital issued on 4/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	800
Share capital issued on 4/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	88,000
Share capital issued on 7/2/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	19,300
Share capital issued on 7/2/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(19,300)
Share capital issued on 8/21/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants	163,700
Share capital issued on 7/5/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	3,300
Share capital issued on 7/5/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	164,100
Share capital issued on 7/11/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	6,400
Share capital issued on 7/11/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	478,100
Share capital issued on 8/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	1,000
Share capital issued on 8/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(1,000)
Share capital issued on 9/1/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	500
Share capital issued on 9/1/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(500)
Share capital issued on 12/9/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	2,000
Share capital issued on 12/9/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(2,000)
Share capital issued on 9/21/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	500
Share capital issued on 9/21/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	37,400
Share capital issued on 12/31/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Fees charged to share premium	(10,292,600)
Share capital issued on 10/27/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	1,500
Share capital issued on 10/27/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	€ (1,500)
Common Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	24,990,822	24,648,828	24,205,129
Ending balance	30,157,777	24,990,822	24,648,828
Beginning balance, Nominal value	€ 0.10	€ 0.10	€ 0.10
Ending balance, Nominal value		€ 0.10	€ 0.10
Common Shares [member] | 2/16/2016 [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			0
Issue of share subscription warrants, Nominal value			€ 0.10
Common Shares [member] | 4/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			101,829
Capital increase by incorporation of reserve			€ 0.10
Common Shares [member] | 5/27/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 6/3/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			156,000
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 6/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			59,890
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 6/10/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			34,985
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 7/18/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			20,010
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 8/4/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			10,020
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 8/24/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			7,380
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 8/30/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 8/31/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/1/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/2/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/5/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/8/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/9/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/12/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,500
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 9/12/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			4,590
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 11/25/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			6,000
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Common Shares [member] | 1/5/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			6,495
Common Shares [member] | 8/21/2016 [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			0
Common Shares [member] | 02/03/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		20,010
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 05/16/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		40,365
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 07/12/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		1,650
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 08/04/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		1,200
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 09/14/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		35,925
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 09/29/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		500
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 09/30/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		230,843
Capital increase by incorporation of reserve		€ 0.10
Common Shares [member] | 10/02/2017 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		500
Capital increase by incorporation of reserve, Nominal value		€ 0.10
Common Shares [member] | 12/15/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		11,001
Capital increase by incorporation of reserve		€ 0.10
Common Shares [member] | Share Capital Issued On 1/8/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	7,000
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 1/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	5,010
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 1/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	19,950
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 1/18/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	129,000
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 1/30/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	13,000
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 1/31/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	20,000
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 2/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	238,337
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 3/13/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	238,319
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on 3/23/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	3,527,752
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 3/26/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	529,162
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 4/5/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	12,302
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 4/6/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	57,500
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on April six two thousand and eighteen one [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	14,138
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 4/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	3,560
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	7,500
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 7/2/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	193,000
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on 8/21/2018 [member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants	0
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 7/5/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	32,625
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 7/11/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	64,000
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on 8/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	10,000
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on 9/1/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	5,000
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 12/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	19,800
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on 9/21/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	5,000
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | Share capital issued on 12/31/2018 [member]
Disclosure of classes of share capital [line items]
Ending balance, Nominal value	€ 0.10
Common Shares [member] | Share capital issued on 10/27/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	15,000